Share-based awards - Schedule of Weighted Average Fair Values and Assumptions Used (Details) - Employee Stock Option - $ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value	$ 115.76	$ 85.12
Assumptions:
Expected volatility	36.00%	33.00%
Dividend yield	0.00%	0.00%
Risk-free interest rate	4.20%	4.18%
Expected life	4 years 3 months 18 days	5 years